SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Southern Farm Bureau Life Variable Account

Supplement Dated January 1, 2006

To Prospectus For

Individual Flexible Premium Deferred Variable Annuity Contract

Dated May 1, 2005

This Supplement updates information related to the administration of your individual flexible premium deferred variable annuity contract (the “Contract”) issued through Southern Farm Bureau Life Variable Account by Southern Farm Bureau Life Insurance Company.  Please read it carefully and retain it for future reference.

Effective January 1, 2006, the Administrative Office for your Contract will be located in Jackson, Mississippi.  What this means for you is that all policy service requests, notifications and premium payments made on or after January 1, 2006 must be sent to the new Administrative Office at the following address:

Southern Farm Bureau Life Insurance Company

Variable Policy Administration

P.O. Box 140

Jackson, Mississippi  39205-0140

Toll Free 866-288-2172

Fax 601-981-7592

The following changes related to the administration of your Contract are hereby made to your Prospectus and are effective January 1, 2006:

Cover Page (inside front cover of Prospectus booklet) – On the last line of this page, replace telephone number listed there with -
“1-866-288-2172.”

Page 3 — Replace definition of Administrative Office with “The Company’s administrative office is located at 1401 Livingston Lane, Jackson, Mississippi 39213; mailing address P.O. Box 140, Jackson, Mississippi 39205-0140; telephone number 1-866-288-2172.”

Page 21 — Replace first bullet point under section entitled “Facsimile Requests” with “Facsimile requests must be directed to
1-601-981-7592 at our Administrative Office.  We are not liable for the timely processing of any misrouted facsimile request.”

Page 39 —  the section entitled “ADMINISTRATIVE SERVICES AGREEMENT” has been removed in its entirety.

Back Cover  (back cover of Prospectus booklet) — Under the caption “Issuing Life Insurance Company,” replace the address and telephone number with: “P.O. Box 140, Jackson, Mississippi 39205-0140, 866-288-2172”.

If you have any questions regarding the changes made to your Prospectus as set forth in this Supplement, please contact your Southern Farm Bureau Fund Distributor registered representative or the Company toll-free at (866) 288-2172.

January 1, 2006

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Southern Farm Bureau Life Variable Account

Supplement Dated January 1, 2006

To Statement of Additional Information For

Individual Flexible Premium Deferred Variable Annuity Contract

Dated May 1, 2005

This Supplement updates information related to the administration of your individual flexible premium deferred variable annuity contract (the “Contract”) issued through Southern Farm Bureau Life Variable Account (the “Account”) by Southern Farm Bureau Life Insurance Company.  Please read it carefully and retain it for future reference.

The section on page 4 entitled “ADMINISTRATIVE SERVICES AGREEMENT” is deleted in its entirety.  Administration of your Contract is performed, and books and records for the Account are maintained, at the new Administrative Office in Jackson, Mississippi.